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May 13, 2016	Writer’s Direct Contact
212.468.8053
JBaris@mofo.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Victory Portfolios — Registration Statement on Form N-14
File Nos.: 333-210661; 811-04852

Ladies and Gentlemen:

Our client, Victory Portfolios (the “Registrant”), is today filing via EDGAR Pre-Effective Amendment No. 1 to a Registration Statement on Form N-14 (the “Registration Statement”) to register shares to be issued in a proposed reorganization of the Victory CEMP Multi-Asset Balanced Fund, a series of Victory Portfolios II, into the Victory Strategic Allocation Fund, a series of the Registrant.

The primary purpose of Pre-Effective Amendment No. 1 to the Registration Statement is to reflect the Staff of the Securities and Exchange Commission’s (the “Commission”) comments to the Registration Statement, filed with the Commission on April 8, 2016.

The opinion required to be filed relating to the legality of the shares being registered is included as an exhibit to the Registration Statement.  The Registrant has also undertaken to file the required opinion concerning tax effect of the transaction in a post-effective amendment to the Registration Statement within a reasonable time after the closing of the reorganization.

No filing fee is due, in accordance with Section 24(f) of the Investment Company Act of 1940, as amended.

In accordance with Rule 473 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant will amend the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant files a further amendment, which specifically states that the Registration Statement shall become effective in accordance with section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.

If you have any questions, please call me at 212-468-8053.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:	Mark Cowan, Division of Investment Management
Sheila Stout, Division of Investment Management
Leigh A. Wilson, Chair of the Board
Michael D. Policarpo, II, Victory Capital Management Inc.
Christopher K. Dyer, Victory Capital Management Inc.
Erin G. Wagner, Victory Capital Management Inc.
Edward J. Veilleux, Chief Compliance Officer
Nathan J. Greene, Shearman & Sterling LLP
Matthew J. Kutner, Morrison & Foerster, LLP